UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09833
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Corporate Bonds — 32.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive — 0.8%

Ford Motor Co., 7.45%, 7/16/31(1)	$500	$569,319
Navistar International Corp., 8.25%, 11/1/21	500	537,500

		$1,106,819

Automotive & Auto Parts — 0.7%

Lear Corp., 7.875%, 3/15/18	$500	$540,000
O’Reilly Automotive, Inc., 4.875%, 1/14/21	415	417,506

		$957,506

Banks — 3.2%

American Express Co., 8.125%, 5/20/19	$890	$1,129,430
Bank of America Corp., 5.65%, 5/1/18	580	612,065
Citigroup, Inc., 5.85%, 8/2/16(1)	745	818,327
Citigroup, Inc., 8.50%, 5/22/19	185	229,556
Invesco, Ltd., 5.375%, 12/15/14	650	713,237
Merrill Lynch & Co., 5.70%, 5/2/17	200	208,464
Morgan Stanley, MTN, 6.625%, 4/1/18	580	639,484

		$4,350,563

Beverages — 1.7%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$195,128
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	699,759
Brown-Forman Corp., 2.50%, 1/15/16	705	712,415
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	718,915

		$2,326,217

Biotechnology — 0.5%

Bio-Rad Laboratories, Inc., 8.00%, 9/15/16(1)	$560	$624,400

		$624,400

Broadcasting and Cable — 0.9%

Time Warner Cable, Inc., 8.75%, 2/14/19	$425	$542,044
Time Warner, Inc., 5.875%, 11/15/16	620	709,150

		$1,251,194

Chemicals — 1.1%

Dow Chemical Co. (The), 7.60%, 5/15/14	$625	$725,038
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	650	715,165

		$1,440,203

Commercial Services — 1.7%

Corrections Corp. of America, 7.75%, 6/1/17	$470	$514,063
Hillenbrand, Inc., 5.50%, 7/15/20	400	405,302
Waste Management, Inc., 7.375%, 3/11/19	260	316,133
Waste Management, Inc., 7.75%, 5/15/32	310	385,002
Western Union Co. (The), 6.20%, 11/17/36(1)	700	714,013

		$2,334,513

Communications Services — 0.7%

Crown Castle International Corp., 9.00%, 1/15/15	$270	$294,300
Qwest Corp., 7.625%, 6/15/15	640	726,400

		$1,020,700

Computers — 0.2%

Brocade Communications Systems, Inc., 6.625%, 1/15/18	$300	$318,000

		$318,000

Diversified Manufacturing — 1.6%

Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	$1,310	$1,421,318
Tyco Electronics Group SA, 6.55%, 10/1/17	620	731,049

		$2,152,367

Drugs — 0.6%

Abbott Laboratories, 6.00%, 4/1/39	$420	$466,102
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	382,794

		$848,896

Electric Utilities — 0.5%

PPL Energy Supply, LLC, 6.50%, 5/1/18	$650	$734,025

		$734,025

Electrical and Electronic Equipment — 0.7%

Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$501,800
Jabil Circuit, Inc., 5.625%, 12/15/20	500	492,500

		$994,300

Energy — 1.5%

Cameron International Corp., 6.375%, 7/15/18(1)	$635	$726,061
Petrobras International Finance Co., 7.875%, 3/15/19	570	692,700
Total Capital SA, 3.00%, 6/24/15	675	702,634

		$2,121,395

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Financial Services — 1.8%

Capital One Bank USA NA, 8.80%, 7/15/19	$615	$755,477
FUEL Trust, 4.207%, 4/15/16(2)	450	451,987
General Electric Capital Corp., 5.625%, 5/1/18	640	700,618
Janus Capital Group, Inc., 6.70%, 6/15/17	530	581,417

		$2,489,499

Foods — 0.9%

Corn Products International, Inc., 3.20%, 11/1/15	$205	$209,197
Kraft Foods, Inc., 5.375%, 2/10/20	510	558,151
Kraft Foods, Inc., 6.50%, 2/9/40	120	133,749
Ralcorp Holdings, Inc., 4.95%, 8/15/20	365	370,517

		$1,271,614

Foods-Retail — 0.6%

Safeway, Inc., 5.00%, 8/15/19	$730	$764,816

		$764,816

Health Services — 0.3%

McKesson Corp., 6.50%, 2/15/14	$340	$382,330

		$382,330

Insurance — 0.7%

Prudential Financial, Inc., MTN, 6.00%, 12/1/17	$605	$679,517
Willis Group Holdings PLC, 4.125%, 3/15/16	265	270,337

		$949,854

Lodging and Gaming — 1.5%

International Game Technology, 7.50%, 6/15/19	$600	$686,642
Penn National Gaming, Inc., 8.75%, 8/15/19(1)	540	589,950
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15(1)	650	739,375

		$2,015,967

Mining — 0.5%

Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19(1)	$510	$676,415

		$676,415

Office Equipment / Supplies — 0.6%

Xerox Corp., 7.20%, 4/1/16	$650	$761,725

		$761,725

Oil and Gas-Equipment and Services — 1.1%

Ensco PLC, 3.25%, 3/15/16	$720	$731,499
Weatherford International, Inc., 6.35%, 6/15/17	630	713,554

		$1,445,053

Pipelines — 0.9%

Energy Transfer Partners, L.P., 5.95%, 2/1/15	$520	$576,015
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	674,494

		$1,250,509

Real Estate Investment Trusts (REITs) — 1.0%

BRE Properties, Inc., 5.50%, 3/15/17	$660	$720,325
Vornado Realty, L.P., 4.25%, 4/1/15(1)	605	628,243

		$1,348,568

Retail-Specialty and Apparel — 2.6%

AutoZone, Inc., 4.00%, 11/15/20(1)	$750	$717,543
Home Depot, Inc., 5.875%, 12/16/36	730	749,603
Limited Brands, Inc., 6.625%, 4/1/21	470	482,925
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	732,541
Staples, Inc., 9.75%, 1/15/14	520	619,254
Toys “R” Us, 10.75%, 7/15/17	250	279,375

		$3,581,241

Tobacco — 0.7%

Philip Morris International, Inc., 5.65%, 5/16/18	$870	$979,143

		$979,143

Toys, Games & Hobbies — 0.6%

Hasbro, Inc., 6.35%, 3/15/40	$735	$762,316

		$762,316

Transportation — 2.0%

AWAS Aviation Capital, Ltd., 7.00%, 10/15/16(1)(2)	$571	$589,050
Kansas City Southern Mexico, 8.00%, 2/1/18(1)	500	545,000
Ryder System, Inc., MTN, 3.50%, 6/1/17(1)	800	807,508
Southwest Airlines Co., 5.125%, 3/1/17	730	782,553

		$2,724,111

Total Corporate Bonds
(identified cost $42,218,602)		$43,984,259

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Agency Mortgage-Backed Securities — 25.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$354	$368,931
Gold Pool #G04309, 5.50%, 5/1/38	3,847	4,155,046
Gold Pool #G18176, 5.00%, 4/1/22	619	666,368
Pool #A97620, 4.50%, 3/1/41	2,036	2,105,568
Pool #C03517, 4.50%, 9/1/40	2,248	2,324,535
Pool #G08348, 5.00%, 6/1/39	1,127	1,197,517
Pool #Q00285, 4.50%, 4/1/41	2,993	3,095,613

		$13,913,578

Federal National Mortgage Association:
Pool #190405, 4.00%, 10/1/40	$1,682	$1,683,885
Pool #256673, 5.50%, 4/1/37	2,737	2,964,706
Pool #257169, 4.50%, 3/1/38	1,280	1,326,998
Pool #889040, 5.00%, 6/1/37	1,623	1,726,716
Pool #918109, 5.00%, 5/1/37	3,271	3,478,360
Pool #929009, 6.00%, 1/1/38	2,110	2,318,315
Pool #AA3263, 5.00%, 2/1/39	948	1,012,974
Pool #AB1652, 3.50%, 10/1/40	397	379,756
Pool #AC8540, 4.50%, 12/1/24	907	963,255
Pool #AE0949, 4.00%, 2/1/41	1,276	1,277,156
Pool #AE0971, 4.00%, 5/1/25	529	552,426
Pool #AE7535, 4.00%, 10/1/40	1,433	1,434,437
Pool #AE7758, 3.50%, 11/1/25	1,013	1,032,566
Pool #AH6827, 4.00%, 3/1/26	786	820,087

		$20,971,637

Government National Mortgage Association, Pool #781412, 6.50%, 2/15/17	$193	$209,640

		$209,640

Total Agency Mortgage-Backed Securities
(identified cost $33,631,031)		$35,094,855

Commercial Mortgage-Backed Securities — 12.0%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-6, Class A5,
4.811%, 12/10/42	$460	$489,550
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	310	319,051
BSCMS, Series 2004-PWR3, Class A4,
4.715%, 2/11/41	400	424,225
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(3)	381	409,703
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(3)	321	337,359
CGCMT, Series 2004-C1, Class A4,
5.368%, 4/15/40(3)	400	431,765
COMM, Series 2005-LP5, Class A4,
4.982%, 5/10/43(3)	500	538,995
CSFB, Series 2003-C3, Class D,
4.131%, 5/15/38(3)	425	427,920
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37(3)	450	475,173
CSFB, Series 2005-C1, Class A4,
5.014%, 2/15/38(3)	470	504,529
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(2)	596	609,591
ESAT, Series 2010-ESHA, Class C,
4.86%, 11/5/27(2)	500	499,624
GECMC, Series 2002-2A, Class A2,
4.97%, 8/11/36	236	238,665
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	350	367,493
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40(3)	400	427,282
GECMC, Series 2004-C3, Class A4,
5.189%, 7/10/39(3)	600	644,868
JPMCC, Series 2003-C1, Class A2,
4.985%, 1/12/37	380	397,673
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(3)	423	447,635
JPMCC, Series 2004-CBX, Class A4,
4.529%, 1/12/37	350	351,438
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	310,828
JPMCC, Series 2010-C2, Class C,
5.715%, 11/15/43(2)	500	486,827
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/16/46(2)	675	686,566
LB-UBS, Series 2002-C4, Class A3,
4.071%, 9/15/26	68	68,958
MLMT, Series 2003-KEY1, Class A4,
5.236%, 11/12/35(3)	440	469,162
MLMT, Series 2005-MCP1, Class AM,
4.805%, 6/12/43(3)	1,225	1,233,130
MSC, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	344	354,018

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	$470	$500,501
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(3)	380	407,526
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	755	753,409
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	384	388,686
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	432	431,905
RBSCF, Series 2010-MB1, Class C,
4.670%, 4/15/24(2)(3)	325	341,470
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	417	440,326
WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42(3)	610	657,549
WFCM, Series 2010-C1, Class C,
5.590%, 11/15/43(2)(3)	500	488,958

Total Commercial Mortgage-Backed Securities
(identified cost $15,723,214)		$16,362,358

Asset-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(2)	$850	$961,794

Total Asset-Backed Securities
(identified cost $850,000)		$961,794

U.S. Treasury Obligations — 25.4%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 2.625%, 8/15/20	$7,450	$7,205,550
U.S. Treasury Bond, 3.875%, 8/15/40	3,330	3,049,551
U.S. Treasury Bond, 4.50%, 2/15/36	1,275	1,317,433
U.S. Treasury Bond, 6.375%, 8/15/27	260	336,659
U.S. Treasury Bond, 6.875%, 8/15/25	5,290	7,109,263
U.S. Treasury Note, 1.375%, 11/15/12	1,170	1,186,910
U.S. Treasury Note, 1.75%, 11/15/11	2,615	2,631,446
U.S. Treasury Note, 3.375%, 11/15/19	600	625,172
U.S. Treasury Note, 3.50%, 2/15/18	1,460	1,565,281
U.S. Treasury Note, 4.00%, 2/15/15	1,430	1,575,793
U.S. Treasury Note, 4.25%, 11/15/13	6,335	6,876,446
U.S. Treasury Note, 4.625%, 2/15/17	1,030	1,174,361

Total U.S. Treasury Obligations
(identified cost $35,251,704)		$34,653,865

Preferred Securities — 1.4%

Security	Shares	Value

Diversified Financial Services — 0.6%

PPTT, 2006-A GS, Class A, 6.063%(2)	8,000	$806,952

		$806,952

Insurance — 0.8%

RAM Holdings, Ltd., Series A, 7.50%(4)(5)	2,000	$1,100,125

		$1,100,125

Total Preferred Securities
(identified cost $2,824,568)		$1,907,077

Interest Rate Swaptions — 0.9%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/12	$20,000,000	$1,260,700
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/11	9,000,000	16,713

Total Interest Rate Swaptions
(identified cost $1,527,100)			$1,277,413

Short-Term Investments — 5.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.11%(6)(7)	$6,739	$6,738,735
Eaton Vance Cash Reserves Fund, LLC, 0.11%(7)	1,259	1,259,193

Total Short-Term Investments
(identified cost $7,997,928)		$7,997,928

Total Investments — 104.1%
(identified cost $140,024,147)		$142,239,549

Other Assets, Less Liabilities — (4.1)%		$(5,639,747)

Net Assets — 100.0%		$136,599,802

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	- Avis Budget Rental Car Funding LLC
BACM	- Bank of America Commercial Mortgage, Inc.
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	- Citigroup Commercial Mortgage Trust
COMM	- Commercial Mortgage Pass-Through Certificate
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
DBUBS	- DBUBS Mortgage Trust
ESAT	- Extended Stay America Trust
GECMC	- General Electric Commercial Mortgage Corp.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	- LB-UBS Commercial Mortgage Trust
MLMT	- Merrill Lynch Mortgage Trust
MSC	- Morgan Stanley Capital I
MTN	- Medium-Term Note
NCUA	- National Credit Union Administration
PPTT	- Preferred Pass-Through Trust 2006
RBSCF	- Royal Bank of Scotland Commercial Funding
WBCMT	- Wachovia Bank Commercial Mortgage Trust
WFCM	- Wells Fargo Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at June 30, 2011.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $6,424,619 or 4.7% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Non-income producing security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2011.

(6)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value including $6,602,540 of securities on loan (identified cost, $132,026,219)	$134,241,621
Affiliated investments, at value (identified cost, $7,997,928)	7,997,928
Interest receivable	1,195,092
Interest receivable from affiliated investment	149
Securities lending income receivable	1,538

Total assets	$143,436,328

Liabilities

Collateral for securities loaned	$6,738,735
Payable to affiliates:
Investment adviser fee	51,781
Trustees’ fees	1,294
Accrued expenses	44,716

Total liabilities	$6,836,526

Net Assets applicable to investors’ interest in Portfolio	$136,599,802

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$134,384,400
Net unrealized appreciation	2,215,402

Total	$136,599,802

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest	$3,026,318
Dividends	109,663
Securities lending income, net	5,648
Interest allocated from affiliated investment	2,495
Expenses allocated from affiliated investment	(189)

Total investment income	$3,143,935

Expenses

Investment adviser fee	$322,245
Trustees’ fees and expenses	2,530
Custodian fee	46,054
Legal and accounting services	34,614
Miscellaneous	2,137

Total expenses	$407,580

Deduct —
Reduction of custodian fee	$23

Total expense reductions	$23

Net expenses	$407,557

Net investment income	$2,736,378

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,417,170
Investment transactions allocated from affiliated investments	891
Swap contracts	(4,513)

Net realized gain	$2,413,548

Change in unrealized appreciation (depreciation) —
Investments	$(1,015,664)
Swap contracts	20,071

Net change in unrealized appreciation (depreciation)	$(995,593)

Net realized and unrealized gain	$1,417,955

Net increase in net assets from operations	$4,154,333

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$2,736,378	$5,396,997
Net realized gain from investment transactions, written options and swap contracts	2,413,548	4,768,005
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(995,593)	(44,988)

Net increase in net assets from operations	$4,154,333	$10,120,014

Capital transactions —
Contributions	$8,709,887	$48,925,462
Withdrawals	(20,283,013)	(44,553,984)

Net increase (decrease) in net assets from capital transactions	$(11,573,126)	$4,371,478

Net increase (decrease) in net assets	$(7,418,793)	$14,491,492

Net Assets

At beginning of period	$144,018,595	$129,527,103

At end of period	$136,599,802	$144,018,595

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.57%	0.57%	0.57%	0.73%	0.76%
Net investment income	3.85	%(2)	3.87%	4.35%	4.82%	4.50%	4.12%
Portfolio Turnover	54	%(3)	91%	94%	70%	130%	93%

Total Return	3.00	%(3)	7.53%	5.99%	4.66%	5.56%	3.27%

Net assets, end of period (000’s omitted)	$136,600		$144,019	$129,527	$142,766	$125,703	$108,501

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 54.9% and 32.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee totaled $322,245 or 0.45% (annualized) of the Portfolio’s average daily net assets.

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$21,563,630	$44,308,066
U.S. Government and Agency Securities	51,920,886	36,790,842

	$73,484,516	$81,098,908

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,129,959

Gross unrealized appreciation	$4,460,869
Gross unrealized depreciation	(2,351,279)

Net unrealized appreciation	$2,109,590

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2011, there were no obligations outstanding under these financial instruments.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The non-exchange traded derivatives in which the Portfolio invests, including swaption contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,277,413, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,260,700. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative

Interest Rate Swaptions	$1,277,413	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated Investments, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2011 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income(2)

Credit	Credit Default Swaps	$(4,513	)(1)	$20,071
Interest Rate	Purchased Options (including Interest Rate Swaptions)	—		(620,557)

Total		$(4,513)		$(600,486)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Investments, respectively.

The average notional amounts of swaptions and swap contracts outstanding during six months ended June 30, 2011, which are indicative of the volume of these derivative types, were approximately $29,000,000 and $3,714,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2011 amounted to $7,391. At June 30, 2011, the value of the securities loaned and the value of the collateral received amounted to $6,602,540 and $6,738,735, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$43,984,259	$—	$43,984,259
Agency Mortgage-Backed Securities	—	35,094,855	—	35,094,855
Commercial Mortgage-Backed Securities	—	16,362,358	—	16,362,358
Asset-Backed Securities	—	961,794	—	961,794
U.S. Treasury Obligations	—	34,653,865	—	34,653,865
Preferred Securities	—	1,907,077	—	1,907,077
Interest Rate Swaptions	—	1,277,413	—	1,277,413
Short-Term Investments	—	7,997,928	—	7,997,928

Total Investments	$—	$142,239,549	$—	$142,239,549

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Investment Grade Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Investment Grade Income Portfolio

Thomas H. Luster President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Investment Grade Income Fund and Investment Grade Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Investment Grade Income Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978-8/11	IGISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President
Date: August 11, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 11, 2011

By:	/s/ Thomas H. Luster
Thomas H. Luster
President
Date: August 11, 2011